Document and Entity Information	May 21, 2024
Cover [Abstract]
Entity Registrant Name	Fathom Digital Manufacturing Corp
Amendment Flag	false
Entity Central Index Key	0001836176
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	May 21, 2024
Entity Incorporation State Country Code	DE
Entity File Number	001-39994
Entity Tax Identification Number	42-0023833
Entity Address, Address Line One	1050 Walnut Ridge Drive
Entity Address, City or Town	Hartland
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	53029
City Area Code	(262)
Local Phone Number	367-8254
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A common stock, par value $0.0001 per share
Trading Symbol	FATH
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false